Reporting And Accounting Policies	12 Months Ended
Dec. 31, 2012
Reporting And Accounting Policies

1.  REPORTING AND ACCOUNTING POLICIES

Nature of Operations  The Progressive Corporation, an insurance holding company formed in 1965, had 54 subsidiaries, 1 mutual insurance company affiliate, and 1 limited partnership investment affiliate (collectively the “subsidiaries”) as of December 31, 2012. Our insurance subsidiaries and mutual company affiliate (the Progressive Group of Insurance Companies) provide personal and commercial automobile insurance and other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles through both an independent insurance agency channel and a direct channel. Our Commercial Auto segment writes primary liability and physical damage insurance for automobiles and trucks owned by small businesses through both the independent agency and direct channels. We operate our businesses throughout the United States; we also sell personal auto physical damage insurance via the Internet in Australia.

Basis of Consolidation and Reporting  The accompanying consolidated financial statements include the accounts of The Progressive Corporation, its subsidiaries, which are wholly owned, and affiliates, in which we have a controlling financial interest. All intercompany accounts and transactions are eliminated in consolidation.

Estimates  We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact (e.g., losses are paid), results may, and will likely, differ from those estimates.

Investments  Progressive’s fixed-maturity securities, equity securities, and short-term investments are accounted for on an available-for-sale basis. See Note 2 – Investments for details regarding the composition of our investment portfolio.

Fixed-maturity securities include debt securities and redeemable preferred stocks, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income. Fair values are obtained from recognized pricing services or are quoted by market makers and dealers, with limited exceptions discussed in Note 3 – Fair Value.

Included in the fixed-maturity portfolio are asset-backed securities. The asset-backed securities are generally accounted for under the retrospective method. The retrospective method recalculates yield assumptions (based on changes in interest rates or cash flow expectations) historically to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. The prospective method is used primarily for interest-only securities, non-investment-grade asset-backed securities, and certain asset-backed securities with sub-prime loan exposure or where there is a greater risk of non-performance and where it is possible the initial investment may not be substantially recovered. The prospective method requires a calculation of future expected repayments and resets the yield to allow for future period adjustments; no current period impact to investment income or the security’s cost is made based on the cash flow update. Prepayment assumptions are based on market expectations and are updated quarterly.

Equity securities include common stocks, nonredeemable preferred stocks, and other risk investments and are reported at fair values. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income. To the extent we hold any foreign equities or foreign currency hedges, any change in value due to exchange rate fluctuations would be limited by foreign currency hedges, if any, and would be recognized in income in the current period.

Short-term investments may include Eurodollar deposits, commercial paper, repurchase transactions, and other securities expected to mature within one year. In addition, short-term investments can include auction rate securities (i.e., certain municipal bonds and preferred stocks). Due to the nature of auction rate securities, these securities are classified as short-term based upon their expected auction date (generally 7-49 days) rather than on their contractual maturity date (which is greater than one year at original issuance). In the event that an auction fails, the security may need to be reclassified from short-term. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income.

Trading securities are securities bought principally for the purpose of sale in the near term. To the extent we have trading securities, changes in fair value would be recognized in income in the current period. Derivative instruments, which may be used for trading purposes or classified as trading derivatives due to the characteristics of the transaction, are discussed below.

Derivative instruments may include futures, options, forward positions, foreign currency forwards, interest rate swap agreements, and credit default swaps and may be used in the portfolio for general investment purposes or to hedge the exposure to:

•	Changes in fair value of an asset or liability (fair value hedge)
•	Foreign currency of an investment in a foreign operation (foreign currency hedge), or
•	Variable cash flows of a forecasted transaction (cash flow hedge).

To the extent we have derivatives held for general investment purposes, these derivative instruments are recognized as either assets or liabilities and measured at fair value, with changes in fair value recognized in income as a component of net realized gains (losses) on securities during the period of change.

Derivatives designated as hedges are required to be evaluated on established criteria to determine the effectiveness of their correlation to, and ability to reduce the designated risk of, specific securities or transactions. Effectiveness is required to be reassessed regularly. Hedges that are deemed to be effective would be accounted for as follows:

•	Fair value hedge: changes in fair value of the hedge, as well as the hedged item, would be recognized in income in the period of change while the hedge is in effect.
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Foreign currency hedge:  changes in fair value of the hedge, as well as the hedged item, would be reflected as a change in translation adjustment as part of accumulated other comprehensive income. Gains and losses on the foreign currency hedge would offset the foreign exchange gains and losses on the foreign investment as they are recognized into income.

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Cash flow hedge:  changes in fair value of the hedge would be reported as a component of accumulated other comprehensive income and subsequently amortized into earnings over the life of the hedged transaction.

If a hedge is deemed to become ineffective or discontinued, the following accounting treatment would be applied:

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Fair value hedge:  the derivative instrument would continue to be adjusted through income, while the adjustment in the change in value of the hedged item would be reflected as a change in unrealized gains (losses) as part of accumulated other comprehensive income.

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Foreign currency hedge:  changes in the value of the hedged item would continue to be reflected as a change in translation adjustment as part of accumulated other comprehensive income, but the derivative instrument would be adjusted through income for the current period.

•	Cash flow hedge: changes in fair value of the derivative instrument would be reported in income for the current period.

For all derivative positions, net cash requirements are limited to changes in fair values, which may vary based upon changes in interest rates, currency exchange rates, and other factors. Exposure to credit risk is limited to the carrying value; collateral may be required to limit credit risk. We have elected not to offset fair value amounts that arise from derivative positions with the same counterparty under a master netting arrangement.

Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term. We regularly monitor our portfolio for price changes, which might indicate potential impairments, and perform detailed reviews of securities with unrealized losses. In such cases, changes in fair value are evaluated to determine the extent to which such changes are attributable to: (i) fundamental factors specific to the issuer, such as financial condition, business prospects, or other factors, (ii) market-related factors, such as interest rates or equity market declines, or (iii) credit-related losses, where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security.

We analyze our debt securities that are in a loss position to determine if we intend to sell, or if it is more likely than not that we will be required to sell, the security prior to recovery and, if so, we write down the security to its current fair value, with the entire amount of the write-down recorded to earnings. To the extent that it is more likely than not that we will hold the debt security until recovery (which could be maturity), we determine if any of the decline in value is due to a credit loss (i.e., where the present value of future cash flows expected to be collected is lower than the amortized cost basis of the security) and, if so, we recognize that portion of the impairment as a component of net realized gains (losses) in the comprehensive income statement, with the difference (i.e., non-credit related impairment) recognized as part of our net unrealized gains (losses) in accumulated other comprehensive income. When an equity security (common equity and nonredeemable preferred stock) in our investment portfolio has an unrealized loss in fair value that is deemed to be other-than-temporary, we reduce the book value of such security to its current fair value, recognizing the decline as a realized loss in the comprehensive income statement. Any future changes in fair value, either increases or decreases, are reflected as changes in unrealized gains (losses) as part of accumulated other comprehensive income.

Realized gains (losses) on securities are computed based on the first-in first-out method and include write-downs on available-for-sale securities considered to have other-than-temporary declines in fair value (excluding non-credit related impairments), as well as holding period valuation changes on derivatives, trading securities, and hybrid instruments (securities with embedded call options, where the call option is a feature of the overall change in the value of the instrument).

Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written that is applicable to the unexpired risk. We provide insurance and related services to individuals and small commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk. We perform a policy level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. We then age this exposure to establish an allowance for doubtful accounts based on prior experience.

Deferred Acquisition Costs  Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with the successful acquisition or renewal of insurance contracts. Prior to January 1, 2012, these acquisition costs were deferrable regardless of whether a successful acquisition occurred (see the New Accounting Standards section below). These acquisition costs are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining the recoverability of these costs. Management believes that these costs will be fully recoverable in the near term. We do not defer any advertising costs.

Loss and Loss Adjustment Expense Reserves  Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded (IBNR). These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims and losses. The methods of making estimates and establishing these reserves are reviewed regularly, and resulting adjustments are reflected in income currently. Such loss and loss adjustment expense reserves are susceptible to change in the near term.

Reinsurance  Our reinsurance transactions primarily include premiums ceded to state-provided reinsurance facilities (e.g., Michigan Catastrophic Claims Association and North Carolina Reinsurance Facility) and premiums written under state-mandated involuntary plans for commercial vehicles (Commercial Auto Insurance Procedures/Plans – “CAIP”) (collectively, “State Plans”) (see Note 7 – Reinsurance for further discussion). Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums written.

Income Taxes  The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences are investment securities (e.g., net unrealized gains (losses), write-downs on securities determined to be other-than-temporarily impaired, and derivative instruments), loss and loss adjustment expense reserves, unearned premiums reserves, deferred acquisition costs, property and equipment, and non-deductible accruals. We review our deferred tax assets regularly for recoverability. See Note 5 – Income Taxes for further discussion.

Property and Equipment  Property and equipment are recorded at cost, less accumulated depreciation, and include capitalized software developed or acquired for internal use. Depreciation is recognized over the estimated useful lives of the assets using accelerated methods for most computer equipment and the straight-line method for certain computer equipment and all other fixed assets. The useful lives range from 2 to 3 years for computer equipment and laptop computers; 7 to 40 years for buildings, improvements, and integrated components; and 3 to 10 years for all other property and equipment. Land and buildings comprised 75% of total property and equipment at both December 31, 2012 and 2011.

Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2012	$.3
2011	.4
2010	1.1

Guaranty Fund Assessments  We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a formal determination of insolvency has occurred, and we have written the premiums on which the assessments will be based.

Fees and Other Revenues  Fees and other revenues primarily represent fees collected from policyholders relating to installment charges in accordance with our bill plans, as well as late payment and insufficient funds fees. Other revenues may include revenue from the sale of tax credits, rental income, and other revenue transactions.

Revision  We revised the presentation of our Statements of Comprehensive Income for the years ended December 31, 2011 and 2010, to correctly classify $266.5 million and $252.2 million, respectively, of fees and other revenues as a component of total revenues and to conform to our current-year presentation. Previously, these items were presented net within our other underwriting expenses, which was not in compliance with GAAP, thereby understating both total revenues and total expenses. These revisions were not considered to be material, individually or in the aggregate, to previously issued financial statements. These revisions had no effect on the results of operations (net or comprehensive income), financial condition (shareholders’ equity), or cash flows in any period presented or in any previously issued financial statements.

Service Revenues and Expenses  Our service businesses provide insurance-related services. Service revenues generated from processing business for involuntary CAIP plans are earned on a pro rata basis over the term of the related policies. Service expenses related to these CAIP plans include acquisition expenses, which are deferred and amortized over the period in which the related revenues are earned. Other service business revenues and expenses are recorded in the period in which they are earned or incurred.

Equity-Based Compensation  We currently issue time-based and performance-based restricted stock unit awards to key members of management as our form of equity compensation, and time-based restricted stock awards to non-employee directors. Prior to 2010, we issued restricted stock awards, instead of restricted stock unit awards, to employees. Collectively, we refer to these awards as “restricted equity awards.” We currently do not issue stock options as a form of equity compensation. Compensation expense for time-based restricted equity awards with installment vesting is recognized over each respective vesting period. For performance-based restricted equity awards, compensation expense is recognized over the respective estimated vesting periods.

We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates. In addition, we shorten the vesting periods of certain restricted equity awards based on the “qualified retirement” provisions in our incentive compensation plans, under which (among other provisions) the vesting of 50% of outstanding time-based restricted equity awards will accelerate upon retirement if the participant is 55 years of age or older and satisfies certain years-of-service requirements.

The total compensation expense recognized for our equity-based compensation for the years ended December 31, was:

(millions)	2012	2011	2010
Pretax expense	$63.4	$50.5	$45.9
Tax benefit	22.2	17.7	16.1

Net Income Per Share  Basic net income per share is computed using the weighted average number of common shares outstanding during the reporting period, excluding unvested time-based and performance-based restricted equity awards that are subject to forfeiture. Diluted net income per share includes common stock equivalents assumed outstanding during the period. Our common stock equivalents include the incremental shares assumed to be issued for:

•	stock option exercises (all remaining stock options were exercised in 2012)
•	time-based restricted equity awards, and
•	certain performance-based restricted equity awards that satisfied contingency conditions during the period.

Supplemental Cash Flow Information  Cash includes only bank demand deposits. Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2012	2011	2010
Income taxes, net of refunds	$389.1	$435.0	$434.0
Interest	135.0	129.5	138.4

New Accounting Standards  On January 1, 2012, we adopted, on a prospective basis, the accounting standard update related to the accounting for the deferral of costs associated with the successful acquisition or renewal of insurance contracts. As a result, $23 million of deferred acquisition costs that no longer met the criteria for deferral upon adoption were recognized as a reduction to income in 2012.